Form N-1A Supplement	Jun. 30, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	PGIM Rock ETF TrustPGIM Nasdaq-100 Buffer 12 ETF – July
(the “Fund”)Supplement dated June 30, 2026
to the Fund’s Currently Effective Summary Prospectus and ProspectusAs described in detail in the Fund’s prospectus, an investment in shares of the Fund is subject to a pre-determined upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (generally, an approximate one-year period over which each Fund seeks to produce the target outcome). The Target Outcome Period for the Fund will commence on July 1, 2026 and end on June 30, 2027.An investment in the Fund over the course of the Target Outcome Period will be subject to the Fund’s cap as set forth in the table below.Fund NameTickerCapInvestment ObjectivePGIM Nasdaq-100 Buffer 12 ETF – JulyPQJLGross: 23.02%Net: 22.52%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2026 through June 30, 2027 is 23.02% (before fees and expenses).* Takes into account the Fund’s unitary management fee.In connection with the onset of the new Target Outcome Period, the Fund’s prospectus is amended as set forth below:■The sections in the Fund’s Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the dates associated with the prior Target Outcome Period are deleted in their entirety and replaced with references to the new Target Outcome Period: July 1, 2026 through June 30, 2027.■All references to the upside cap for the prior outcome period are deleted in their entirety and replaced with the corresponding cap set forth in the table above.